KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2025
(amounts in 000’s)
(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 137.9%
Equity Investments(1) — 137.5%
Midstream Energy Company(2) — 129.5%
Antero Midstream Corporation	2,646	$47,079
Archrock, Inc.	469	11,607
Cheniere Energy, Inc.	1,147	277,247
DT Midstream, Inc.	577	60,119
Enbridge Inc.(3)	3,604	174,226
Energy Transfer LP	18,271	323,762
Enterprise Products Partners L.P.	10,176	327,068
Excelerate Energy, Inc.	705	17,219
Hess Midstream LP	1,171	48,254
Ironwood Midstream Energy Partners III LLC — Series A Units(4)(5)(6)(7)	5	453
Ironwood Midstream Energy Partners III LLC — Series B Units(4)(5)(6)(7)	216	20,025
Kinder Morgan, Inc.	9,058	244,379
MPLX LP	5,748	292,421
ONEOK, Inc.	2,638	201,512
Pembina Pipeline Corporation(3)	1,394	52,656
Plains All American Pipeline, L.P.	4,746	85,433
Plains All American Pipeline, L.P. — Series B Preferred Units(8)	5,000	5,001
Sentinel Midstream Highline JV Holdings LLC(4)(5)(9)(10)	1,500	44,250
Targa Resources Corp.	779	130,718
TC Energy Corporation(3)	4,011	208,822
The Williams Companies, Inc.	5,944	344,021
Western Midstream Partners, LP	2,839	111,305
		3,027,577
Power Infrastructure Company(2) — 3.8%
Entergy Corporation	399	35,157
Sempra Energy	657	54,201
		89,358
Other — 3.1%
Air Products and Chemicals, Inc.	112	32,931
Linde plc(3)	80	38,430
		71,361
Energy and Power Services Company(2) — 1.1%
Quanta Services, Inc.	68	25,684
Total Equity Investments (Cost — $2,310,441)		3,213,980

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2025
(amounts in 000’s)
(UNAUDITED)

Description	Interest Rate		Maturity Date	Principal Amount	Value
Debt Investments — 0.4%
Midstream Energy Company(2) — 0.4%
Enbridge Inc.(3)	8.50%		1/15/2084	$1,192	$1,349
South Bow Corporation(3)	7.50		3/1/2055	5,000	5,224
TC Energy Corporation(3)	6.68	(11)	5/15/2067	2,750	2,525
Total Debt Investments (Cost — $8,896)					9,098
Total Long-Term Investments (Cost — $2,319,337)					3,223,078

	No. of Shares/Units
Short-Term Investment — Money Market Fund — 0.4%
First American Money Market Fund Treasury Obligations Fund — Class X Shares, 4.20%(12) (Cost — $8,908)	8,908	8,908
Total Investments — 138.3% (Cost — $2,328,245)		3,231,986

Debt		(400,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(153,603)
Current Income Tax Liability, net		(21,520)
Deferred Income Tax Liability, net		(295,018)
Other Liabilities in Excess of Other Assets		(24,350)
Net Assets Applicable to Common Stockholders		$2,337,495

____________

(1)     Unless otherwise noted, equity investments are common units/common shares.

(2)     Refer to Glossary of Key Terms for definitions of Midstream Energy Company, Power Infrastructure Company and Energy and Power Services Company.

(3)     Foreign security.

(4)     Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(5)     The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2025, the aggregate value of restricted securities held by the Company was $64,728 (2.0% of total assets). All restricted securities held by the Company are classified as Level 3 securities. See Note 7 — Restricted Securities.

(6)     Ironwood Midstream Energy Partners III LLC (“IMEP III”) is a privately-held company organized to acquire, build, own, and operate midstream assets. The Company holds Series A voting units (“IMEP III Series A Units”) and Series B non-voting units (“IMEP III Series B Units”). The IMEP III Series A Units and Series B Units rank pari passu with respect to priority of distributions and liquidation preference and are senior to all other classes of equity. The Company’s ownership of IMEP III Series A Units represents 49% of the voting interests in IMEP III. Under the Investment Company Act of 1940,

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2025
(amounts in 000’s)
(UNAUDITED)

a company is generally presumed to “control” a portfolio company if it, together with affiliates, owns 25% or more of the portfolio company’s outstanding voting securities. Accordingly, IMEP III is deemed to be a control affiliate of the Company. See Note 3 — Fair Value and Note 5 — Agreements and Affiliations.

(7)     Security is non-income producing.

(8)     Plains All American Pipeline, L.P. Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units have a liquidation preference of $1,000 per unit and pay a quarterly distribution at a rate equal to three-month secured overnight financing rate (“SOFR”) plus a spread of 4.37%. As of August 31, 2025, the distribution rate was 8.58%.

(9)     The Company believes that it is an affiliate of Sentinel Midstream Highline JV Holdings LLC (“Sentinel Midstream”). See Note 5 — Agreements and Affiliations.

(10)   Sentinel Midstream is a privately-held company that operates energy infrastructure assets near the Texas and Louisiana Gulf Coast which are referred to as Enercoast Energy Infrastructure (“EEI”). The Company is the owner of Series A-2 units which represent a membership interest in Sentinel Midstream (“Sentinel-EEI Series A-2 Units”). The Sentinel-EEI Series A-2 Units are pari passu with Series A-1 and Series A-3 Units, and are senior to other classes of common equity in terms of liquidation preference and priority of distributions. See Note 3 — Fair Value.

(11)   Floating interest rate equal to three-month SOFR plus 2.47%. The rate indicated is as of August 31, 2025.

(12)   The rate indicated is the yield as of August 31, 2025.

As of August 31, 2025, the Company’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	85.0%
Canada	13.8%
Europe/U.K.	1.2%

See accompanying notes to financial statements.